SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

12. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash working capital items

For the year ended December 31,	2021	2020
	$	$
Change in other assets	26,203	(329,382)
Change in accrued interest	(73,639)	-
Change in accounts payable and accrued liabilities related to operations	(217,553)	140,819

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(264,989)	(188,509)